BUSINESS COMBINATIONS - Reverse Merger Narrative (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 14, 2022	Feb. 28, 2022	Feb. 28, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 29, 2022
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares, outstanding (in shares)	25,290,270				26,659,711	17,862,108
Payment to redeeming stockholders	$ 191,437,817
Net proceeds from reverse recapitalization transaction	18,789,000
Gross proceeds available at closing	25,135,000
Proceeds from convertible notes			$ 7,000,000		$ 7,000,000	$ 0
Amount available after paying TCAC redeeming stockholders	8,771,000
Proceeds from PIPE Financing	$ 6,100,000
Stock Election Shareholders
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares, outstanding (in shares)	19,123,806
Stock redeemed during period, price per share (in dollars per share)	$ 10.01
TCAC non-redeeming shareholders
Schedule Of Reverse Recapitalization [Line Items]
Additional shares issued (in shares)	876,194
Issue of common stock (in shares)	1,752,388
CF Principal Investments LLC
Schedule Of Reverse Recapitalization [Line Items]
Stock sale program, authorized amount							$ 50,000,000
Sale of stock, price per share (in dollars per share)							$ 0.0001
CF Principal Investments LLC | Affiliated Entity
Schedule Of Reverse Recapitalization [Line Items]
Issue of common stock (in shares)				877,193	877,193
Due to related parties				$ 1,500,000	$ 1,500,000
PIPE Investors
Schedule Of Reverse Recapitalization [Line Items]
Issue of common stock (in shares)	1,341,356
Convertible Notes Payable
Schedule Of Reverse Recapitalization [Line Items]
Proceeds from convertible notes	$ 10,000,000
Accrued interest payable, current		$ 305,000	$ 305,000
15.00% Convertible Notes | Convertible Notes Payable
Schedule Of Reverse Recapitalization [Line Items]
Issue of common stock (in shares)			730,493
Interest rate		15.00%	15.00%
Repayments of debt		$ 7,000,000